Risk Management Activities and Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Risk Management Activities and Derivative Financial Instruments

(17) Risk Management Activities and Derivative Financial Instruments

Honda uses derivative financial instruments in the normal course of business to reduce their exposure to fluctuations in foreign exchange rates and interest rates. (see notes 1(q) and 16) Currency swap agreements are used to manage currency risk exposure on foreign currency denominated debt. Foreign currency forward exchange contracts and purchased option contracts are used to hedge currency risk of sale commitments denominated in foreign currencies (principally U.S. dollars). Foreign currency written option contracts are entered into in combination with purchased option contracts to offset premium amounts to be paid for purchased option contracts. Interest rate swap agreements are mainly used to manage interest rate risk exposure and to convert floating rate financing, such as commercial paper, to (normally three-five years) fixed rate financing in order to match financing costs with income from finance receivables. These instruments involve, to varying degrees, elements of credit, exchange rate and interest rate risks in excess of the amount recognized in the consolidated balance sheets.

The aforementioned instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Honda minimizes the risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Honda does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default. Honda currently does not require or place collateral for these financial instruments with any counterparties.

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2011 and 2012 are as follows:

Derivatives designated as hedging instruments:

	Yen (millions)
	2011	2012
Foreign currency forward exchange contracts	¥15,050	¥16,191

Foreign exchange instruments	¥15,050	¥16,191

Derivatives not designated as hedging instruments:

	Yen (millions)
	2011	2012
Foreign currency forward exchange contracts	¥611,359	¥607,458
Foreign currency option contracts	44,237	79,090
Currency swap agreements	549,099	450,093

Foreign exchange instruments	¥1,204,695	¥1,136,641

Interest rate swap agreements	¥3,566,605	¥3,823,639

Interest rate instruments	¥3,566,605	¥3,823,639

Cash flow hedge

The Company applies hedge accounting for certain foreign currency forward exchange contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. Changes in the fair value of derivative financial instruments designated as cash flow hedges are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the same period when forecasted hedged transactions affect earnings. The amounts recognized in accumulated other comprehensive income (loss) at March 31, 2011 and 2012 were ¥156 million loss and ¥185 million loss, respectively. All amounts recorded in accumulated other comprehensive income (loss) at year end are expected to be recognized in earnings within the next twelve months.

The period that hedges the changes in cash flows related to the risk of foreign currency rate is at most around two months. There are no derivative financial instruments where hedge accounting has been discontinued due to the forecasted transaction no longer being probable. The Company excludes financial instruments’ time value component from the assessment of hedge effectiveness. There is no portion of hedging instruments that has been assessed as hedge ineffectiveness.

Derivative financial instruments not designated as accounting hedges

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

The estimated fair values of derivative instruments at March 31, 2011 and 2012 are as follows.

As of March 31, 2011

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(114)	¥—	¥—	¥(114)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥57,880	¥(15,598)	¥20,174	¥31,702	¥(9,594)
Interest rate instruments	29,913	(32,590)	(2,082)	11,358	(11,953)

Total	¥87,793	¥(48,188)	¥18,092	¥43,060	¥(21,547)

Netting adjustment	(26,641)	26,641

Net amount	¥61,152	¥(21,547)

As of March 31, 2012

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(753)	¥—	¥—	¥(753)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥33,566	¥(30,067)	¥22,692	¥2,316	¥(21,509)
Interest rate instruments	31,834	(20,099)	(943)	19,347	(6,669)

Total	¥65,400	¥(50,166)	¥21,749	¥21,663	¥(28,178)

Netting adjustment	(21,988)	21,988

Net amount	¥43,412	¥(28,178)

Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The pre-tax effects of derivative instruments on the Company’s results of operations for each of the years in the three-year period ended March 31, 2012 are as follows:

For the year ended March 31, 2010

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)		Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount		Location	Amount	Location	Amount
Foreign exchange instruments:		¥(865)	Other income (expenses) – Other, net	¥(324)	Other income (expenses) – Other, net	¥686

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥39,593
Interest rate instruments	Other income (expenses) – Other, net	(35,907)

Total		¥3,686

For the year ended March 31, 2011

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥1,359	Other income (expenses) – Other, net	¥1,077	Other income (expenses) – Other, net	¥128

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥75,591
Interest rate instruments	Other income (expenses) – Other, net	(15,938)

Total		¥59,653

For the year ended March 31, 2012

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(115)	Other income (expenses) – Other, net	¥(78)	Other income (expenses) – Other, net	¥(455)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(3,709)
Interest rate instruments	Other income (expenses) – Other, net	(1,421)

Total		¥(5,130)

The gains and losses are included in other income (expenses) – other, net on a net basis with related items, such as foreign currency translation. (see note 1(p))